Capital Management	12 Months Ended
Dec. 31, 2019
Disclosure Of Additional Information [Abstract]
Capital Management
CAPITAL MANAGEMENT

The primary objective of managing the group's capital is to ensure that there is sufficient capital available to support the funding requirements of the group, including capital expenditure, in a way that optimises the cost of capital, maximises shareholders' returns and ensures that the group remains in a sound financial position.

The capital structure of the group consists of net debt (borrowings as detailed in note 26, offset by cash and bank balances detailed in note 24) and equity of the group (comprising share capital and premium and accumulated reserves and non-controlling interests).

The group manages and makes adjustments to the capital structure as opportunities arise in the market place, as and when borrowings mature, or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof.

The group manages capital using various financial metrics including the ratio of net debt to Adjusted EBITDA (gearing). Both the calculation of net debt and Adjusted EBITDA are based on the formula included in the Revolving Credit Agreements. The loan covenant ratio of net debt to Adjusted EBITDA should not exceed 3.5 times. The facility also makes provision for the ability of the group to have a leverage ratio of greater than 3.5 times but less than 4.5 times, subject to certain conditions, for one measurement period not exceeding six months, during the tenor of the facility.

The group had no major issuance of equity during the year.

During January 2019 the $35m Geita revolving credit facility, entered into in August 2016 was combined with the existing $115m Geita revolving credit facility. The combined $150m revolving credit facility with Nedbank Ltd consists of a US dollar and Tanzanian Shilling facility. Facility A is a US dollar-based facility with interest charged at a margin of 6.7% above LIBOR and facility B is a Tanzanian Shilling facility capped at the equivalent of $45m with interest charged at a margin of 5% plus a reference rate as determined by the lending agent.
During February 2019 the $65m Siguiri revolving credit facility entered into in August 2016 was renewed for a further 3 years and matures on 27 February 2022. The facility bears interest at 8% above LIBOR, subject to a ratings grid and is US dollar-based.
A full analysis of the borrowings as presented on the statement of financial position in included in note 26. In addition, the following details are also relevant to the borrowings at 31 December 2019:

The $750m, $700m and $300m rated bonds are fully and unconditionally guaranteed by the group.

The interest margin on the five-year unsecured multi-currency syndicated revolving credit facility of $1.4bn with a group of banks will reduce should the group’s credit rating improve from its current BB+/Baa3 status and should increase if its credit rating worsens. The A$500m portion of this facility will be used to fund the working capital and development costs associated with the group's mining operations within Australia without eroding the group's headroom under its other facilities and exposing the group to foreign exchange gains/losses each quarter.

The R1bn, R1.4bn and R2.5bn unsecured syndicated revolving credit facilities will be used to fund the working capital and development costs associated with the group's operations within South Africa without eroding the group's headroom under its other facilities and exposing the group to foreign exchange gains/losses each quarter.

Amounts are converted to US dollars at year end exchange rates.
Gearing ratio (Adjusted Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2019	2018	2017

Adjusted net debt from continuing operations
Borrowings - non-current portion (note 26)	1,299	1,911	2,230
Lease liabilities - non-current portion (note 16)	126
Borrowings - current portion (note 26)	734	139	38
Lease liabilities - current portion (note 16)	45	—	—
Total borrowings	2,204	2,050	2,268
Less cash and cash equivalents (note 24)	(456)	(329)	(205)
Net debt	1,748	1,721	2,063

Adjustments:
IFRS16 lease adjustments	(119)
Corporate office lease		(9)	(15)
Unamortised portion of borrowing costs	16	13	18
Cash restricted for use (note 23)	(64)	(66)	(65)
Adjusted net debt	1,581	1,659	2,001

The Adjusted EBITDA calculation included in this note is based on the formula included in the Revolving Credit Facility Agreements for compliance with the debt covenant formula.
Adjusted EBITDA from continuing operations
Profit (loss) before taxation	619	445	328
Add back:
Finance costs and unwinding of obligations (note 7)	172	168	157
Interest income	(14)	(8)	(8)
Amortisation of tangible, intangible and right of use assets (note 4)	583	558	690
Other amortisation	6	11	3
Associates and joint ventures’ adjustments for amortisation, interest, taxation and other	149	158	117
EBITDA	1,515	1,332	1,287

Adjustments:
Foreign exchange losses	12	9	11
Dividend income	—	(2)	—
Retrenchment and related costs	7	4	9
Care and maintenance costs (note 6)	47	39	62
Impairment, derecognition of assets and (profit) loss on disposal	6	7	2
(Gain) loss on non-hedge derivatives and other commodity contracts	(5)	2	—
Associates and joint ventures’ special items	(2)	(3)	(2)
Adjusted EBITDA (as defined in the Revolving Credit Agreements)	1,580	1,388	1,369
Gearing ratio (Adjusted Net debt to Adjusted EBITDA)	1.00:1	1.20:1	1.46:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1